Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
25.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

During 2015, the Company’s segments were organized as follows:

•	Sense & Power and Automotive Products (SP&A), comprised of the following product lines:

•	Automotive (APG);

•	Industrial & Power Discrete (IPD);

•	Analog, MEMS and Sensors (AMS); and

•	Other SP&A.

•	Embedded Processing Solutions (EPS), comprised of the following product lines:

•	Digital Product Group (DPG), combining the former Digital Convergence Group (DCG) and Imaging, BI-CMOS and Silicon Photonics (IBP);

•	Microcontrollers, Memory & Secure MCU (MMS); and

•	Other EPS.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. Subsystems net revenues and related costs are reported in “Others”.

The following tables present the Company’s consolidated net revenues and consolidated operating income (loss) by product segment. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a part of research and development expenses. In compliance with the Company’s internal policies, certain cost items are not charged to the segments, including impairment, restructuring charges and other related closure costs, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. As of the first quarter of 2015, the Company’s internal policy regarding unallocated costs was amended to allocate unused capacity charges to the Company’s product lines. Comparative numbers have been restated accordingly. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the product segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to the Company’s product lines proportionally to the incurred R&D expenses on the sponsored projects.

Wafer costs are transferred to the product groups’ profit and loss based on actual cost. From time to time, on specific technologies, wafer costs are transferred to product groups based on market price to promote the utilization of the fabs.

Net revenues by product segment and by product line:

	December 31, 2015	December 31, 2014	December 31, 2013
Automotive (APG)	1,727	1,807	1,668
Industrial & Power Discrete (IPD)	1,706	1,865	1,801
Analog, MEMS and Sensors (AMS)	968	1,102	1,306

Sense & Power and Automotive Products (SP&A)	4,401	4,774	4,775

Digital Products Group (DPG)	857	1,086	1,901
Microcontrollers, Memory & Secure MCU (MMS)	1,616	1,507	1,367
Other EPS	—	15	1

Embedded Processing Solutions (EPS)	2,473	2,608	3,269

Total net revenues of product segments	6,874	7,382	8,044

Others (1)	23	22	38

Total consolidated net revenues	6,897	7,404	8,082

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Operating income (loss) by product segment:

	December 31, 2015	December 31, 2014	December 31, 2013
Sense & Power and Automotive Products (SP&A)	286	435	248
Embedded Processing Solutions (EPS)	(110)	(144)	(409)

Total operating income (loss) of product segments	176	291	(161)

Others (1)	(67)	(123)	(304)

Total consolidated operating income (loss)	109	168	(465)

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of the Subsystems and Other Products Group

Reconciliation of operating income (loss) of segments to the total operating income (loss):

	December 31, 2015	December 31, 2014	December 31, 2013
Total operating income (loss) of product segments	176	291	(161)
Strategic and other research and development programs	(5)	(7)	(15)
Phase-out and start-up costs	(5)	(16)	(5)
Impairment, restructuring charges and other related closure costs	(65)	(90)	(292)
Other non-allocated provisions(1)	8	(10)	8

Total operating loss Others	(67)	(123)	(304)

Total consolidated operating income (loss)	109	168	(465)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2015, 2014 and 2013. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2015	December 31, 2014	December 31, 2013
The Netherlands	1,667	1,905	1,860
France	169	200	289
Italy	58	61	78
USA	1,039	1,003	1,041
Singapore	3,606	3,831	3,860
Japan	332	368	420
Other countries	26	36	534

Total	6,897	7,404	8,082

Property, plant and equipment

	December 31, 2015	December 31, 2014
The Netherlands	383	384
France	584	777
Italy	496	555
Other European countries	108	117
USA	8	7
Singapore	276	302
Malaysia	170	180
Other countries	296	325

Total	2,321	2,647